Transamerica Asset Management 1801 California St, Suite 5200 Denver, CO 80202

April 3, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are hereby filing a combined information statement and registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to an Agreement and Plan of Reorganizations whereby all of the assets of each Target Fund as listed in the table below will be transferred in a tax-free reorganization to each Destination fund as listed in the table below, in exchange for shares of the applicable Destination Fund. Each Target Fund and Destination Fund is a separate series of the Registrant.

Target Fund	Destination Fund
Transamerica ClearTrack® Retirement Income Transamerica ClearTrack® 2025	Transamerica Asset Allocation – Conservative Portfolio

Transamerica ClearTrack® 2030	Transamerica Asset Allocation – Moderate Portfolio
Transamerica ClearTrack® 2035 Transamerica ClearTrack® 2040	Transamerica Asset Allocation – Moderate Growth Portfolio
Transamerica ClearTrack® 2045 Transamerica ClearTrack® 2050	Transamerica Asset Allocation – Growth Portfolio

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on or about May 3, 2025 pursuant to Rule 488.

Please direct any comments or questions concerning this filing to the undersigned at (727) 299-1821.

Very truly yours,

/s/ Dennis P. Gallagher
Dennis P. Gallagher
Chief Legal Officer and Secretary
Transamerica Funds